UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-22026

The Gabelli SRI Green Fund, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli SRI Green Fund, Inc.

Semiannual Report — September 30, 2012

Morningstar® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 4 stars overall, 3 stars for the three year period, and 5 stars for the five year period ended September 30, 2012 among 740, 740, and 529 World Stock funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

Portfolio Management Team

To Our Shareholders,

For the six months ended September 30, 2012, the net asset value (“NAV”) per Class AAA Share of the Gabelli SRI Green Fund, Inc. decreased 0.7% compared with an increase of 1.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of September 30, 2012.

Comparative Results

Average Annual Returns through September 30, 2012 (a)(b) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	Since Inception (6/01/07)
Class AAA (SRIGX)	(0.65)%	12.22%	7.60%	19.86%	3.04%
MSCI AC World Free Index	1.15	21.55	7.70	(1.59)	(0.91)(e)
Class A (SRIAX)	(0.65)	12.13	7.62	20.03	3.05
With sales charge (c)	(6.36)	5.68	5.51	13.13	1.91
Class C (SRICX)	(0.95)	11.39	6.76	15.45	2.28
With contingent deferred sales charge (d)	(1.94)	10.39	6.76	15.45	2.28
Class I (SRIDX)	(0.46)	12.49	7.86	21.32	3.30

In the current prospectus dated July 27, 2012, the expense ratios for Class AAA, A, C, and I Shares are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 8 for the expense ratios for the six months ended September 30, 2012. Class AAA and I shares do not have a sale charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The MSCI AC World Free Index is an unmanaged market capitalization weighted index representing both developed and emerging markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  The Fund’s fiscal year ends March 31.

(c)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)  MSCI AC World Free Index since inception performance is as of May 31, 2007.

Gabelli SRI Green Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2012 through September 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/12	Ending Account Value 09/30/12	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli SRI Green Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$ 993.50	2.00%	$ 9.99
Class A	$1,000.00	$ 993.50	2.00%	$ 9.99
Class C	$1,000.00	$ 990.50	2.75%	$13.72
Class I	$1,000.00	$ 995.40	1.75%	$ 8.75

Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.04	2.00%	$10.10
Class A	$1,000.00	$1,015.04	2.00%	$10.10
Class C	$1,000.00	$1,011.28	2.75%	$13.87
Class I	$1,000.00	$1,016.29	1.75%	$ 8.85
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2012:

Gabelli SRI Green Fund, Inc.

Energy Efficiency	19.3%
Consumer Discretionary	16.8%
Water	13.2%
Light Emitting Diodes (LED)	10.6%
U.S. Government Obligations	9.2%
Power and Energy	7.5%
Biofuels	5.0%
Natural Resources	4.2%

Environmental Services	4.0%
Smart Grid	3.1%
Batteries and Transportation	2.5%
Solar	2.5%
Alternative Generation and Utilities	1.8%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Green Fund, Inc.

Schedule of Investments — September 30, 2012 (Unaudited)

Shares			Cost	Market Value

		COMMON STOCKS — 88.0%
		Alternative Generation and Utilities — 1.8%
125,000		Algonquin Power & Utilities Corp.	$630,222	$848,082
15,000		GrafTech International Ltd.†	301,042	134,850

			931,264	982,932

		Batteries and Transportation — 2.5%
45,000		Tesla Motors Inc.†	1,361,375	1,317,600

		Biofuels — 5.0%
55,000		Darling International Inc.†	927,807	1,005,950
60,000		Novozymes A/S, Cl. B	1,701,643	1,653,710

			2,629,450	2,659,660

		Consumer Discretionary — 16.8%
32,500		Danone SA	2,306,763	2,000,919
10,000		Mead Johnson Nutrition Co.	558,893	732,800
40,000		Nestlé SA	2,337,037	2,522,063
25,000		Smart Balance Inc.†	233,891	302,000
55,000		Unilever plc, ADR	1,789,996	2,008,600
15,000		Whole Foods Market Inc.	965,114	1,461,000

			8,191,694	9,027,382

		Energy Efficiency — 19.3%
100		A.O. Smith Corp.	5,703	5,754
110,000		ABB Ltd., ADR	2,155,146	2,057,000
20,000		Cooper Industries plc	1,224,697	1,501,200
50,000		Fortune Brands Home & Security Inc.†	776,120	1,350,500
65,000		Johnson Controls Inc.	2,078,805	1,781,000
55,000		Tenneco Inc.†	1,779,722	1,540,000
35,000		Tyco International Ltd.	1,859,031	1,969,100
5,000		Woodward Inc.	182,619	169,900

			10,061,843	10,374,454

		Environmental Services — 4.0%
35,000		Horsehead Holding Corp.†	391,711	326,900
35,000		Umicore SA	1,663,587	1,829,429

			2,055,298	2,156,329

		Light Emitting Diodes (LED) — 10.6%
10,000		Acuity Brands Inc.	537,515	632,900
60,000		Cree Inc.†	1,837,920	1,531,800
120,000		Dialight plc	1,414,066	2,329,195
35,000		Universal Display Corp.†	883,597	1,203,300

			4,673,098	5,697,195

		Natural Resources — 4.2%
10,000		CF Industries Holdings Inc.	1,311,772	2,222,400

		Power and Energy — 7.5%
25,000		Chart Industries Inc.†	1,207,202	1,846,250
40,000		Golar LNG Ltd.	1,011,206	1,543,600
15,000	(a)	Golar LNG Partners LP	355,333	480,600

Shares		Cost	Market Value

5,000	Westport Innovations Inc.†	$181,956	$139,200

		2,755,697	4,009,650

	Smart Grid — 3.1%
80,000	PSI AG fuer Produkte und Systeme der Informationstechnologie	2,199,275	1,683,929

	Water — 13.2%
15,000	Layne Christensen Co.†	321,297	294,150
20,000	Lindsay Corp.	1,256,276	1,439,400
40,000	Mueller Water Products Inc., Cl. A	142,345	196,000
25,000	Pure Technologies Ltd.†	102,327	122,063
12,000	Valmont Industries Inc.	1,476,749	1,578,000
35,000	Watts Water Technologies Inc., Cl. A	1,313,852	1,324,050
85,000	Xylem Inc.	2,166,670	2,137,750

		6,779,516	7,091,413

	TOTAL COMMON STOCKS	42,950,282	47,222,944

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 2.5%
	Solar — 2.5%
$1,500,000	ReneSola Ltd., Cv., 4.125%, 03/15/18(b)	1,068,949	763,125
600,000	SunPower Corp., Cv., 4.500%, 03/15/15	514,560	554,250

		1,583,509	1,317,375

	TOTAL CONVERTIBLE CORPORATE BONDS	1,583,509	1,317,375

	U.S. GOVERNMENT OBLIGATIONS — 9.2%
4,960,000	U.S. Treasury Bills, 0.085% to 0.140%††, 10/18/12 to 02/14/13	4,958,663	4,958,979

	TOTAL INVESTMENTS — 99.7%	$49,492,454	53,499,298

	Other Assets and Liabilities (Net) — 0.3%		145,953

	NET ASSETS — 100.0%		$53,645,251

(a)	Denoted in units.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the market value of the Rule 144A security amounted to $ 763,125 or 1.42% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Schedule of Investments (Continued) — September 30, 2012 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	61.0%	$32,658,029
Europe	33.8	18,053,944
Latin America	5.2	2,787,325

	100.0%	$53,499,298

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Statement of Assets and Liabilities
September 30, 2012

Assets:
Investments, at value (cost $49,492,454)	$53,499,298
Receivable for Fund shares sold	361,734
Dividends and interest receivable	83,773
Prepaid expenses	33,348

Total Assets	53,978,153

Liabilities:
Payable to custodian	82,935
Payable for Fund shares redeemed	115,946
Payable for investments purchased	5,703
Payable for investment advisory fees	49,596
Payable for distribution fees	14,513
Payable for accounting fees	3,750
Payable for shareholder communications expenses	24,960
Other accrued expenses	35,499

Total Liabilities	332,902

Net Assets (applicable to 5,029,099 shares outstanding)	$53,645,251

Net Assets Consist of:
Paid-in capital	$60,881,538
Accumulated net investment loss	(134,526)
Accumulated net realized loss on investments and foreign currency transactions	(11,106,672)
Net unrealized appreciation on investments	4,006,844
Net unrealized depreciation on foreign currency translations	(1,933)

Net Assets	$53,645,251

Shares of Capital Stock, each at $0.001 par value;
500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($19,921,369 ÷ 1,860,536 shares outstanding)	$10.71

Class A:
Net Asset Value and redemption price per share ($20,921,382 ÷ 1,955,547 shares outstanding)	$10.70

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.35

Class C:
Net Asset Value and offering price per share ($7,177,803 ÷ 691,642 shares outstanding)	$10.38	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($5,624,697 ÷ 521,374 shares outstanding)	$10.79

Statement of Operations
For the Six Months Ended September 30, 2012

Investment Income:
Dividends (net of foreign withholding taxes of $2,113)	$450,331
Interest	129,637

Total Investment Income	579,968

Expenses:
Investment advisory fees	268,508
Distribution fees - Class AAA	26,174
Distribution fees - Class A	25,560
Distribution fees - Class C	37,416
Registration expenses	39,800
Legal and audit fees	32,653
Shareholder services fees	29,310
Shareholder communications expenses	27,832
Accounting fees	22,500
Directors’ fees	12,346
Custodian fees	6,943
Miscellaneous expenses	9,830

Total Expenses	538,872

Less:
Expenses recovered by the Adviser (See Note 3)	20,170

Net Expenses	559,042

Net Investment Income	20,926

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(1,405,873)
Net realized loss on foreign currency transactions	(320)

Net realized loss on investments and foreign currency transactions	(1,406,193)

Net change in unrealized appreciation/depreciation:
on investments	872,022
on foreign currency translations	(762)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	871,260

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(534,933)

Net Decrease in Net Assets Resulting from Operations	$(514,007)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations:
Net investment income/(loss)	$20,926	$(454,283)
Net realized loss on investments, written options, and foreign currency transactions	(1,406,193)	(9,096,883)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	871,260	(3,306,651)

Net Decrease in Net Assets Resulting from Operations	(514,007)	(12,857,817)

Distributions to Shareholders:
Net investment income
Class AAA	—	(126,601)
Class A	—	(98,526)
Class I	—	(13,487)

	—	(238,614)

Net realized gain
Class AAA	—	(89,844)
Class A	—	(68,706)
Class C	—	(24,355)
Class I	—	(6,433)

	—	(189,338)

Return of capital
Class AAA	—	(187)
Class A	—	(145)
Class I	—	(20)

	—	(352)

Total Distributions to Shareholders	—	(428,304)

Capital Share Transactions:
Class AAA	(3,262,520)	13,936,579
Class A	(12,148)	10,927,534
Class C	(807,057)	5,190,537
Class I	977,335	3,548,491

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(3,104,390)	33,603,141

Redemption Fees	12	9,632

Net Increase/(Decrease) in Net Assets	(3,618,385)	20,326,652
Net Assets:
Beginning of period	57,263,636	36,936,984

End of period (including undistributed net investment income of $0 and $0, respectively)	$53,645,251	$57,263,636

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/Supplemental Data
Period Ended March 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital(b)	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Expenses Net of Waivers/ Reimburse- ments††(c)		Expenses Before Waivers/ Reim- bursements†††		Portfolio Turnover Rate
Class AAA
2013(d)	$10.78	$0.01		$(0.08)	$(0.07)	—		—	—	—	$0.00	$10.71	(0.65)%	$19,921	0.18	%(e)	2.00	%(e)	2.00	%(e)(f)	23%
2012	12.86	(0.07)		(1.93)	(2.00)	$(0.05)		$(0.03)	$(0.00)	$(0.08)	0.00	10.78	(15.50)	23,423	(0.69)		2.00		2.00	(f)	152
2011	10.44	(0.09)		3.31	3.22	—		(0.80)	—	(0.80)	0.00	12.86	32.77	16,631	(0.82)		2.00		2.86		365
2010	6.12	(0.12)		4.44	4.32	—		—	—	—	0.00	10.44	70.59	4,573	(1.31)		2.01		4.70		190
2009	8.41	(0.01)		(2.25)	(2.26)	(0.03)		—	(0.00)	(0.03)	0.00	6.12	(26.88)	653	(0.15)		2.01		11.07		65
2008(g)	10.00	0.01		(1.57)	(1.56)	(0.00	)(b)	(0.03)	—	(0.03)	—	8.41	(15.60)	656	0.11	(e)	2.04	(e)	22.50	(e)	25
Class A
2013(d)	$10.77	$0.01		$(0.08)	$(0.07)	—		—	—	—	$0.00	$10.70	(0.65)%	$20,921	0.15	%(e)	2.00	%(e)	2.00	%(e)(f)	23%
2012	12.86	(0.08)		(1.93)	(2.01)	$(0.05)		$(0.03)	$(0.00)	$(0.08)	0.00	10.77	(15.58)	21,083	(0.70)		2.00		2.00	(f)	152
2011	10.42	(0.10)		3.34	3.24	—		(0.80)	—	(0.80)	0.00	12.86	33.05	14,391	(0.88)		2.00		2.86		365
2010	6.12	(0.13)		4.43	4.30	—		—	—	—	0.00	10.42	70.26	4,671	(1.36)		2.01		4.70		190
2009	8.40	(0.01)		(2.24)	(2.25)	(0.03)		—	(0.00)	(0.03)	0.00	6.12	(26.75)	591	(0.15)		2.01		11.07		65
2008(g)	10.00	(0.00	)(b)	(1.56)	(1.56)	(0.01)		(0.03)	—	(0.04)	—	8.40	(15.65)	461	(0.06	)(e)	2.04	(e)	22.50	(e)	25
Class C
2013(d)	$10.48	$(0.03)		$(0.07)	$(0.10)	—		—	—	—	$0.00	$10.38	(0.95)%	$7,178	(0.57	)%(e)	2.75	%(e)	2.75	%(e)(f)	23%
2012	12.55	(0.15)		(1.89)	(2.04)	—		$(0.03)	—	$(0.03)	0.00	10.48	(16.21)	8,112	(1.41)		2.75		2.75	(f)	152
2011	10.28	(0.18)		3.25	3.07	—		(0.80)	—	(0.80)	0.00	12.55	31.80	4,532	(1.66)		2.75		3.61		365
2010	6.08	(0.20)		4.40	4.20	—		—	—	—	0.00	10.28	69.08	1,057	(2.10)		2.76		5.45		190
2009	8.37	(0.07)		(2.22)	(2.29)	—		—	—	—	0.00	6.08	(27.36)	104	(0.93)		2.76		11.82		65
2008(g)	10.00	(0.06)		(1.54)	(1.60)	—		(0.03)	—	(0.03)	—	8.37	(16.03)	162	(0.81	)(e)	2.79	(e)	23.25	(e)	25
Class I
2013(d)	$10.84	$0.02		$(0.07)	$(0.05)	—		—	—	—	$0.00	$10.79	(0.46)%	$5,625	0.33	%(e)	1.75	%(e)	1.75	%(e)(f)	23%
2012	12.94	(0.04)		(1.96)	(2.00)	$(0.07)		$(0.03)	$(0.00)	$(0.10)	0.00	10.84	(15.37)	4,646	(0.37)		1.75		1.75	(f)	152
2011	10.47	(0.07)		3.34	3.27	—		(0.80)	—	(0.80)	0.00	12.94	33.17	1,383	(0.65)		1.75		2.61		365
2010	6.13	(0.09)		4.43	4.34	—		—	—	—	0.00	10.47	70.80	2,872	(0.98)		1.76		4.45		190
2009	8.42	0.01		(2.25)	(2.24)	(0.05)		—	(0.00)	(0.05)	0.00	6.13	(26.64)	410	0.10		1.76		10.82		65
2008(g)	10.00	0.02		(1.56)	(1.54)	(0.01)		(0.03)	—	(0.04)	—	8.42	(15.41)	483	0.23	(e)	1.79	(e)	22.25	(e)	25

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized. Total return excluding the effect of the contribution from the Fund’s Adviser of $72,052 for the period ended March 31, 2012 was (15.67)%, (15.70)%, (16.28)%, and (15.38)% for Class AAA, Class A, Class C, and Class I Shares, respectively.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 2.02% (Class AAA and Class A), 2.77% (Class C), and 1.77% (Class I), respectively. For the six months ended September 30, 2012 and the years ended March 31, 2012, 2011, and 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.

†††

The ratios include a reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 22.52% (Class AAA and Class A), 23.27% (Class C), and 22.27% (Class I), respectively. For the six months ended September 30, 2012 and the years ended March 31, 2012, 2011, and 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The expense ratios include interest expense which is not subject to the expense limitation for each class of shares.
(d)	For the six months ended September 30, 2012, unaudited.
(e)	Annualized.
(f)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $20,170 and $56,477 for the six months ended September 30, 2012 and the year ended March 31, 2012, respectively, representing previously reimbursed expenses from the Adviser. Had such payments not been made, the expense ratio for the six months ended September 30, 2012 and the year ended March 31, 2012 would have been 1.92% and 1.91% (Class AAA and Class A), 2.67% and 2.66% (Class C), and 1.67% and 1.66% (Class I), respectively.

(g)	The Gabelli SRI Green Fund, Inc. commenced investment operations on June 1, 2007.

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli SRI Green Fund, Inc. was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on June 1, 2007. The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$47,222,944	—	$47,222,944
Convertible Corporate Bonds	—	$1,317,375	1,317,375
U.S. Government Obligations	—	4,958,979	4,958,979

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$47,222,944	$6,276,354	$53,499,298

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended September 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at September 30, 2012 or March 31, 2012.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At September 30, 2012, the Fund held no investments in option contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security the Fund held as of September 30, 2012, refer to the Schedule of Investments.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended March 31, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$377,452
Net long-term capital gains	50,500
Return of capital	352

Total distributions paid	$428,304

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as either short-term or long-term capital losses.

Short-term Capital Loss Carryforward With No Expiration	$4,604,429

Total Capital Loss Carryforwards	$4,604,429

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$49,592,732	$6,509,905	$(2,603,339)	$3,906,566

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended September 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended March 31, 2009 through March 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least July 31, 2013 at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing limitations.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The agreements are renewable annually. During the six months ended September 30, 2012, the Adviser recovered $20,170. At September 30, 2012, the cumulative amount which the Fund may repay the Adviser is $284,979.

For the year ended March 31, 2010, expiring March 31, 2013	$154,787
For the year ended March 31, 2011, expiring March 31, 2014	130,192

$284,979

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the each committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended September 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $11,336,236 and $11,016,739, respectively.

6. Transactions with Affiliates. During the six months ended September 30, 2012, the Fund paid brokerage commissions on security trades of $5,911 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally, the Distributor retained a total of $7,942 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended September 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Capital Stock Transactions. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2012 and the year ended March 31, 2012 amounted to $12 and $9,632, respectively.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	218,246	$2,267,718	3,773,891	$45,152,433
Shares issued upon reinvestment of distributions	—	—	21,581	208,907
Shares redeemed	(531,403)	(5,530,238)	(2,915,074)	(31,424,761)

Net increase/(decrease)	(313,157)	$(3,262,520)	880,398	$13,936,579

Class A
Shares sold	214,831	$2,229,004	2,122,246	$24,663,563
Shares issued upon reinvestment of distributions	—	—	15,701	151,990
Shares redeemed	(217,464)	(2,241,152)	(1,299,062)	(13,888,019)

Net increase/(decrease)	(2,633)	$(12,148)	838,885	$10,927,534

Class C
Shares sold	52,986	$539,795	739,579	$8,753,404
Shares issued upon reinvestment of distributions	—	—	2,402	22,703
Shares redeemed	(135,146)	(1,346,852)	(329,348)	(3,585,570)

Net increase/(decrease)	(82,160)	$(807,057)	412,633	$5,190,537

Class I
Shares sold	145,951	$1,532,706	401,799	$4,396,107
Shares issued upon reinvestment of distributions	—	—	1,990	19,383
Shares redeemed	(52,964)	(555,371)	(82,277)	(866,999)

Net increase	92,987	$977,335	321,512	$3,548,491

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli SRI Green Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Investment Advisory Agreement (the “Advisory Agreement”), the Board, including a majority of the Directors who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), considered the following information at a meeting on May 15, 2012:

1. The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”), to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, and five year average annual total return for the periods ended March 31, 2012, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other social criteria funds (the “Performance Peer Group”). The

Gabelli SRI Green Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one year period, and above the median for the three year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2011. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory

Gabelli SRI Green Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•         Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•         Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)                                                     Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

TETON Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)                                                     Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.

(Multiclass)                                                     Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)                  Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

TETON Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)            Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.

(Multiclass)            Portfolio Manager: Howard F. Ward. CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)                     Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

TETON Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

TETON Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

TETON Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in common stock and convertible securities of domestic and foreign companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)                             Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

(Multiclass)                        Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.

(Multiclass)            Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.

(Multiclass)                   Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

TETON Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.

(Multiclass)         Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing.

The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

This page was intentionally left blank.

Gabelli SRI Green Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA	Clarence A. Davis
Chairman and Chief	Former Chief
Executive Officer,	Executive Officer,
GAMCO Investors, Inc.	Nestor, Inc.

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice	Chairman,
President	BALMAC International, Inc.
and Chief Financial Officer,
KeySpan Corp.

William F. Heitmann Former Senior Vice President of Finance, Verizon Communications, Inc.		Gabelli

Officers		SRI Green
Bruce N. Alpert President and Acting Chief Compliance Officer	Agnes Mullady Secretary and Treasurer	Fund, Inc.

Distributor		Morningstar® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 4 stars overall, 3 stars for the three year period, and 5 stars for the five year period ended September 30, 2012 among 740, 740, and 529 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.
G.distributors, LLC
Custodian
The Bank of New York Mellon
Legal Counsel
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

SEMIANNUAL REPORT SEPTEMBER 30, 2012
GAB1794Q312SR

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Green Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/6/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/6/2012

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	12/6/2012

* Print the name and title of each signing officer under his or her signature.